UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2018 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships - Common Stocks 83.60%
Oil & Gas Equipment & Services 2.53%
Archrock Partners LP	107,726	$1,424,138
USA Compression Partners LP	810,804	14,416,095

		15,840,233
Oil & Gas Exploration & Production 0.63%
Viper Energy Partners LP	175,620	3,972,524

Oil & Gas Refining, Marketing & Transportation 0.77%
AmeriGas Partners LP	115,220	4,832,327

Oil & Gas Storage & Transportation 79.51%
American Midstream Partners LP	250,929	2,885,683
Andeavor Logistics LP	320,970	14,918,686
Antero Midstream Partners LP	758,484	19,804,017
Blueknight Energy Partners LP	252,655	1,263,275
Boardwalk Pipeline Partners LP	779,800	8,788,346
Buckeye Partners LP	188,547	8,446,906
Cheniere Energy Partners LP	643,761	18,875,073
CNX Midstream Partners LP	786,353	13,690,406
Crestwood Equity Partners LP	58,850	1,574,238
DCP Midstream LP	332,650	11,922,176
Dominion Energy Midstream Partners LP	794,981	20,033,521
Dynagas LNG Partners LP	37,500	381,000
Enable Midstream Partners LP	679,508	9,417,981
Enbridge Energy Partners LP	157,073	1,964,983
Energy Transfer Partners LP	1,148,065	20,906,264
EnLink Midstream Partners LP	818,452	11,949,399
Enterprise Products Partners LP	917,974	23,334,899
EQT GP Holdings LP	67,189	1,583,645
EQT Midstream Partners LP	142,215	8,749,067
Genesis Energy LP	397,142	7,926,954
Global Partners LP	110,797	1,811,531
Golar LNG Partners LP	550,952	10,187,102
Hess Midstream Partners LP	223,338	4,462,293
Holly Energy Partners LP	453,775	13,340,985
Magellan Midstream Partners LP	322,665	20,153,656
MPLX LP	677,343	23,388,654

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
NGL Energy Partners LP	171,968	$2,106,608
Noble Midstream Partners LP	345,230	16,640,086
PBF Logistics LP	48,750	953,062
Phillips 66 Partners LP	485,039	23,834,816
Plains All American Pipeline LP	310,149	6,544,144
Rice Midstream Partners LP	998,034	18,972,626
Shell Midstream Partners LP	772,143	18,570,039
Spectra Energy Partners LP	481,804	18,930,079
Sprague Resources LP	220,282	5,231,698
Summit Midstream Partners LP	363,758	6,129,322
Sunoco LP	213,729	6,181,043
Tallgrass Energy GP LP	84,878	1,710,292
Tallgrass Energy Partners LP	268,582	10,300,120
TC PipeLines LP	205,169	10,079,953
Teekay LNG Partners LP	376,556	6,966,286
Valero Energy Partners LP	443,240	17,078,037
Western Gas Equity Partners LP	209,373	7,621,177
Western Gas Partners LP	397,239	18,491,475
Williams Partners LP	552,867	20,035,900

		499,116,154

Total Master Limited Partnerships - Common Stocks (Cost $550,690,865)		523,761,238
Common Stocks 16.05%
Integrated Oil & Gas 2.06%
Chevron Corporation	20,300	2,271,976
Exxon Mobil Corporation	77,165	5,844,477
Occidental Petroleum Corporation	73,750	4,838,000

		12,954,453

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Oil & Gas Equipment & Services 0.04%
Archrock, Inc.	28,000	$266,000

Oil & Gas Exploration & Production 0.69%
Parsley Energy, Inc., Class A(a)	170,150	4,301,392

Oil & Gas Refining & Marketing 3.23%
Andeavor	85,731	7,683,212
Marathon Petroleum Corporation	55,650	3,564,939
Valero Energy Corporation	98,964	8,948,325

		20,196,476
Oil & Gas Refining, Marketing & Transportation 1.95%
Phillips 66	76,687	6,930,204
UGI Corporation	122,000	5,256,980

		12,187,184
Oil & Gas Storage & Transportation 7.78%
Enbridge, Inc.	210,839	6,708,897
Golar LNG Ltd.	203,822	5,507,271
Kinder Morgan, Inc.	725,272	11,749,406
ONEOK, Inc.	179,945	10,136,302
SemGroup Corporation, Class A	99,959	2,219,090
Targa Resources Corporation	245,300	10,952,645
TransCanada Corporation	34,850	1,506,217

		48,779,827
Real Estate Investment Trusts 0.30%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	106,301	$1,870,898

Total Common Stocks (Cost $99,470,279)		100,556,230

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | FEBRUARY 28, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 1.60%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.25%(b)	9,993,039	$9,993,039

Total Money Market Funds (Cost $9,993,039)		9,993,039

Total Investments — 101.25% (Cost $660,154,183)		634,310,507
Liabilities in Excess of Other Assets — (1.25)%		(7,858,816)

NET ASSETS - 100.00%		$626,451,691

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2018.

At February 28, 2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$86,615,605
Gross unrealized depreciation	(68,892,118)

Net unrealized appreciation	$17,723,487

Aggregate cost of securities for income tax purposes	$616,587,020

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less may be valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2018 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of February 28, 2018 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Master Limited Partnerships	$523,761,238	$—	$—	$523,761,238
Common Stocks	100,556,230	—	—	100,556,230
Money Market Funds	9,993,039	—	—	9,993,039

Total Investment Securities	$634,310,507	$—	$—	$634,310,507

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2018 based on input levels assigned at November 30, 2017.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Spirit of America Investment Fund, Inc

By

/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 4/17/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 4/17/18

By

/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 4/17/18